GOODWILL (Tables)	12 Months Ended
Dec. 31, 2021
GOODWILL
Schedule of goodwill

	As of December 31,
	2021	2020
	RMB’000	RMB’000
Carrying amount	3,735	3,735
Accumulated impairment losses	(3,735)	(3,735)
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